Shareholders’ Equity	12 Months Ended
Dec. 31, 2021
Stockholders Equity Note [Abstract]
Shareholders’ Equity

7. Shareholders’ equity

Ordinary shares

As of December 31, 2021 and 2020, the Company had the following number of ordinary shares with a par value £0.001 (equivalent to $0.001) issued and outstanding:

	December 31,
	2021	2020
Ordinary shares	38,987,122	—
Class A non-voting ordinary shares	1,616,367	—
B Ordinary shares	—	505,108
D Ordinary shares	—	155,669
E Ordinary shares	—	80,007
F Ordinary shares	—	327,084
G Ordinary shares	—	194,261
H Ordinary shares	—	88,871
I Ordinary shares	—	48,391
J Ordinary shares	—	262,478
L Ordinary shares	—	1,207,670
M Ordinary shares	—	811,436
N Ordinary shares	—	708,945
Deferred Shares	1	30,521
Total ordinary and deferred shares	40,603,490	4,420,441

As of December 31, 2020 and 2019, the Company issued various classes of ordinary shares as Employee Shares (See Note 8). Each holder of B ordinary shares was entitled to one vote per B ordinary share and, to receive dividends declared with Investor Majority consent and any such dividend as determined by the board of directors of the Company acting with investor director consent, provided that the preferred shares and the B ordinary shares shall, subject to the 2019 Articles and 2020 Articles, rank equally in all respects for the purpose of any dividend that is declared or paid. All other classes of ordinary shares do not have voting rights. All ordinary shares, including B shares, have a liquidation preference that is junior to Preferred Shares.

On April 6, 2021, all the Employee Shares, Convertible Preferred Shares (see below) and B ordinary shares were converted into ordinary shares or Class A non-voting ordinary shares. Please refer to the details in Note 1. Class A non-voting ordinary shares have same rights and privileges as ordinary shares, except for the voting rights.

As of December 31, 2021, the Company has not declared any dividends.

Deferred shares

As of December 31, 2020 and 2019, deferred shares were a unit of equity in the Company. Deferred shares can be repurchased at any time by the Company for £1.00 for all the deferred shares registered in the name of any holder. Deferred shares have effectively no voting or economic rights attached to them.

On April 6, 2021, all the deferred shares were cancelled. In addition, a single deferred share with a nominal value of £92,451.851 in the capital of the Company was created as part of the Company’s reorganization (Note 1). As of December 31, 2021, the Company had one deferred share which could be repurchased at any time by the Company for nil consideration.

Convertible preferred shares

The Company issued series A convertible preferred shares (“Series A”), series A-1 convertible preferred shares (“Series A-1”), series B preferred shares (“Series B”) and series C preferred shares (“Series C”) (collectively, “Convertible Preferred Shares”).

As of December 31, 2020, Convertible Preferred Shares consisted of the following (in thousands, except share data):

	Shares		Liquidation	Carrying
	Authorized	Outstanding	preference	value
Series A preferred shares	28,250,000	28,250,000	$36,725	$36,725
Series B preferred shares (1)	52,192,070	52,192,070	124,615	124,312
Series C preferred shares	24,412,603	24,412,603	70,081	69,894
	104,854,673	104,854,673	$231,421	$230,931

(1) The liquidation preference amount of Series B preferred shares as of December 31, 2020 illustrated in the above tables represents the liquidation amount under the initial public offering. The liquidation preference amount of Series B preferred shares will be different under other situations.

On April 6, 2021, all the Convertible Preferred Shares were converted into ordinary shares or Class A non-voting ordinary shares. There are no Convertible Preferred Shares outstanding as of December 31, 2021. The rights, preferences, and privileges of Convertible Preferred Shares were as follows as of December 31, 2020:

Conversion

At the option of the holder, Convertible Preferred Shares are convertible into an equivalent number of B ordinary shares at any time at conversion ratio of 1:1 (subject to appropriate adjustment in the event of any share dividend, share split, combination or other similar recapitalization). All Convertible Preferred Shares will automatically convert into an equivalent number of B ordinary shares upon either: (i) the notice of 60% of Convertible Preferred Shareholders that such conversion shall occur; or (ii) immediately upon an initial public offering in which the per share net public offering is at least 1.15 times £2.1589 (subject to appropriate adjustment in the event of any share dividend, share split, combination or other similar recapitalization) and the net aggregate proceeds of the offering are at least £75 million.

In the event the Company issues additional new securities at a price equal to or less than £1.916 per share, the Company shall, unless and to the extent that the holders of 80% of the Series B preferred shares and Series C preferred shares waived, issue to each holder of Series B preferred shares and Series C preferred shares a number of new Series B preferred shares and Series C preferred shares in accordance with the anti-dilution protections within the articles of association.

In the event the Company issues additional new securities at a price equal to or less than £2.1589 per share but higher than £1.916 per share, the Company shall, unless and to the extent that the holders of 80% of the Series C preferred shares waived, issue to each holder of Series C preferred shares a number of new Series C preferred shares in accordance with the anti-dilution protections within the articles of association.

Dividends

Subject to consent of 60% of holders of the Convertible Preferred Shares, dividends may be paid to the holders of Convertible Preferred Shares and B ordinary shares as determined by the board of directors of the Company. Through December 31, 2021, no dividends have been declared or paid.

Voting rights

The holders of the Convertible Preferred Shares were entitled to vote, together with the holders of B ordinary shares, at all general meetings of the Company and to receive and vote on proposed written resolutions of the Company. The Convertible Preferred Shares carried the right to one vote per Convertible Preferred Share held.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, each holder of the then-outstanding Convertible Preferred Shares would be entitled to an amount equal to 100%, 106% and 100% of the subscription price of Series A preferred shares held, Series B preferred shares held and Series C preferred shares held, respectively. After Convertible Preferred Shares, holders of deferred shares would be paid a total of £1.00 for the entire class of deferred shares. Any remaining surplus after liquidation preference to the holders of the Convertible Preferred Shares and deferred shares would then be distributed to the holders of vested ordinary shares (as if they constituted one and the same class) pro rata to the number of vested ordinary shares held.

If the amount each Convertible Preferred Share holder was entitled to by participating in the liquidation event as an ordinary share holder on an as-converted basis (regardless of whether such holder converted its Convertible Preferred Shares to B ordinary shares) was greater than the amount to which the holder was entitled as a Convertible Preferred Share holder, the entitlement of the Convertible Preferred Share holder would be calculated on an as-converted ordinary share basis and is ranked equal to the rights of ordinary shareholders.

If upon any such liquidation, dissolution, or winding-up, the assets available for distribution to shareholders were insufficient to pay the holders of the Convertible Preferred Shares the full amounts to which they were entitled, the holders of Convertible Preferred Shares were to share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the Convertible Preferred Shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.